Expendable Parts and Supplies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Expendable parts and supplies expense	$ 12.7	$ 32.4	$ 31.9